Fees and Expenses - Roundhill Innovation-100 0DTE Covered Call Strategy ETF	Jul. 23, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees(1)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and Expense Reimbursement Agreement(2)	0.00%
Net Annual Fund Operating Expenses	0.97%
(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)	Pursuant to a contractual agreement, effective April 30, 2025, the Fund’s investment adviser has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.99% until May 1, 2026. In order to reimburse the Fund for the required amount of acquired fund fees, the acquired fund fees will initially be based on an estimate of such fees for the first year of the agreement. After the completion of the first year, the acquired fund fees will be based on the amounts incurred in the prior fiscal year. This agreement may be terminated by the Board of Trustees of the Trust at any time upon 60 days’ prior written notice.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. This example assumes that the fee waiver and expense reimbursement agreement described will be terminated following May 1, 2026. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Year 1	Year 3	Year 5	Year 10
$99	$309	$536	$1,190

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period March 6, 2024 (commencement of operations) through December 31, 2024, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%